Related party transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Purchase of goods	¥ 294,963	¥ 373,864	¥ 414,809
Purchase of services	823,372	838,609	696,987
Provision of services	30,952	17,689	21,416
Amounts due from related parties (current and non current)	548,145	553,502
Amounts due to related parties	104,187
Due to Related Parties		150,373
Prepayment to purchase of goods	93,603	60,242
Deposits	¥ 587,339	¥ 562,916
VipFubon
Related Party Transaction [Line Items]
Interest rate (as a percent)	3.30%	4.90%
Deposits	¥ 403,037	¥ 409,051
Interest Free Loans
Related Party Transaction [Line Items]
Amounts due from related parties (current and non current)	¥ 11,887
Gansu Shan Shan
Related Party Transaction [Line Items]
Interest rate (as a percent)	2.85%	3.45%
Gansu Shan Shan | Interest Bearing Loans
Related Party Transaction [Line Items]
Amounts due from related parties (current and non current)	¥ 39,618	¥ 84,209
Shan Shan Outlets
Related Party Transaction [Line Items]
Due to Related Parties		43,700
Related Party
Related Party Transaction [Line Items]
Sales of product	295	73,608	90,405
Interest income	¥ 17,460	24,011	¥ 31,753
Related Party | Payables For Purchases Of Goods And Other Services
Related Party Transaction [Line Items]
Related party payables		¥ 106,673